STOCKHOLDERS' DEFICIENCY: Stock Issuances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transaction 5
Sale of Stock, Description of Transaction		Company issued to HEP Investments 552,672 shares of common stock
Shares, Issued		552,672
Stock Issued		$ 64,397
Transaction 6
Sale of Stock, Description of Transaction		various five-year warrants to purchase 1,543,801 shares of common stock
Sale of Stock, Price Per Share		$ 0.10
Transaction 7
Sale of Stock, Description of Transaction	Company issued 26,500,000 shares of its common stock
Stock Issued	$ 2,650,000
Sale of Stock, Price Per Share	$ 0.10
Issuance of common stock for cash, Shares	26,500,000